Derivative Liabilities (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
		Jun. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Liabilities (Details) [Line Items]
Derivative liability		$ 7,520,076	$ 6,929,000
Derivative comprised		6,952,674
Share purchase warrants		$ 567,402
Spectrum Global Solutions, Inc. [Member]
Derivative Liabilities (Details) [Line Items]
Derivative liability	[1]			$ 3,390,504	$ 992,733
Derivative liabilities, description				As of December 31, 2020, the derivative liability balance of $3,390,504 was comprised of $3,252,000 of derivatives related to the Company’s convertible debentures, and $138,504 of derivatives related to the Company’s share purchase warrants and stock options.	As of December 31, 2019, the derivative liability balance of $992,733 was comprised of $801,000 of derivatives related to the Company’s convertible debentures, and $191,732 of derivatives related to the Company’s share purchase warrants and stock options.
Warrants and Stock Options [Member]
Derivative Liabilities (Details) [Line Items]
Derivative liability			16,327,217
Derivative comprised			15,823,876
Convertible debenture			$ 503,341

[1]	The Company has estimated the fair value of these derivatives using the Monte-Carlo model.